Promissory note to related parties	12 Months Ended
Mar. 31, 2026
Promissory Note To Related Parties
Promissory note to related parties
12.	Promissory note to related parties

On September 24, 2024, the Company entered into a one-year promissory note purchase agreement with Bin Fu, Xuejun Ji and Peng Wang, the management of the Company, relating to the issue and sale of a promissory note in the principal amount of $200,000, $400,000, and $400,000, respectively, $1,000,000 in total, at a purchase price of $1,000,000. The annual interest rate is 6%, and the promissory note and related interest will be due on September 23, 2025. By the end of March 31, 2026, the Company received the principal amount of $200,000 from Bin Fu, $400,000 from Peng Wang and $400,000 from Xuejun Ji. For the years ended March 31, 2026 and 2025, the accrued related interest expenses were $ 61,482 and $12,000, respectively. The promissory note does not have any conversion feature. The promissory note was originally issued on September 24, 2024, and was scheduled to mature on September 23, 2025. The original maturity was subsequently extended to March 31, 2026. On June 25, 2026, the Company entered into the Second Amendment Agreement with the aforesaid purchasers to further extend the maturity date of such promissory notes for six more months from March 31, 2026 to September 30, 2026. The entire outstanding principal amount of the promissory note, together with any accrued and unpaid interest thereon, shall be due and payable in full on September 30, 2026. All other terms shall remain consistent with the original contract.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS